Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Tax Expense

	2015	2014
Current Federal	$58	$-
Deferred Federal	(3,251)	-
Total	$(3,193)	$-

Effective Tax Rates Differ from Federal Statutory Rate

	2015	2014
Federal Statutory rate times financial statement income (loss)	$436	$163

Effect of:
Incentive Stock Options	33	75
Bank owned life insurance income	(45)	(44)
Increase (decrease) in deferred tax valuation allowance	(3,656)	(201)
Other	39	7
	$(3,193)	$-
Effective tax rate	-249%	0%

Deferred Tax Assets and Liabilities

	2015	2014
Deferred tax assets:
Allowance for loan losses	$1,497	$1,413
Post-retirement death benefits	73	73
Deferred compensation	241	169
Deferred loan fees	118	116
AMT Credit	105	75
Nonaccrual interest	132	110
Net operating loss carry forward	1,580	2,112
Other	2	67
	3,748	4,135

Deferred tax liability:
FHLB stock dividend	366	366
Mortgage servicing rights	4	5
Depreciation	43	14
Prepaid expenses	78	61
Mark-to-market Loans	3	33
	494	479
Net deferred tax asset before valuation allowance	3,254	3,656
Deferred tax valuation allowance	-	(3,656)
Net deferred tax asset	$3,254	$-